Right-of-use Assets -Summary of Evolution of the Group's Right-of-use Assets (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balances	$ 61,391
Increases	11,421	$ 39,779
Balances	44,081	61,391
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	773
Balances	622	773
Exploitation Facilities and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	16,604
Balances	14,965	16,604
Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	29,225
Balances	15,297	29,225
Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	4,646
Balances	5,506	4,646
Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	10,143
Balances	7,691	10,143
Initial application of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances		23,059
Initial application of IFRS 16 [Member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances		450
Initial application of IFRS 16 [Member] | Exploitation Facilities and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances		6,732
Initial application of IFRS 16 [Member] | Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances		8,612
Initial application of IFRS 16 [Member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances		3,356
Initial application of IFRS 16 [Member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances		3,909
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	11,421	39,779
Decreases and reclassifications	(35,057)	(2,548)
Translation differences	28,095	15,318
Adjustment for inflation	328	275
Right of use assets	80,670	75,883
Cost [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	11	266
Decreases and reclassifications	(90)
Translation differences	396	310
Adjustment for inflation	7
Right of use assets	1,350	1,026
Cost [member] | Exploitation Facilities and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	4,116	13,129
Decreases and reclassifications	(9,212)	(1,162)
Translation differences	9,187	4,587
Right of use assets	27,377	23,286
Cost [member] | Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	4,781	19,429
Decreases and reclassifications	(23,984)	(1,264)
Translation differences	11,275	6,189
Right of use assets	25,038	32,966
Cost [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	97	163
Decreases and reclassifications		(58)
Translation differences	1,863	1,687
Adjustment for inflation	321	275
Right of use assets	7,704	5,423
Cost [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	2,416	6,792
Decreases and reclassifications	(1,771)	(64)
Translation differences	5,374	2,545
Right of use assets	19,201	13,182
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	21,662	12,530
Decreases and reclassifications	(8,870)	(807)
Translation differences	9,232	2,769
Adjustment for inflation	73
Right of use assets	36,589	14,492
Accumulated depreciation [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	325	208
Decreases and reclassifications	(10)
Translation differences	155	45
Adjustment for inflation	5
Right of use assets	728	253
Accumulated depreciation [member] | Exploitation Facilities and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	7,315	6,051
Decreases and reclassifications	(5,260)	(507)
Translation differences	3,675	1,138
Right of use assets	12,412	6,682
Accumulated depreciation [member] | Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	6,336	3,174
Decreases and reclassifications	(2,833)	(283)
Translation differences	2,497	850
Right of use assets	9,741	3,741
Accumulated depreciation [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	973	667
Decreases and reclassifications		(7)
Translation differences	380	117
Adjustment for inflation	68
Right of use assets	2,198	777
Accumulated depreciation [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	6,713	2,430
Decreases and reclassifications	(767)	(10)
Translation differences	2,525	619
Right of use assets	$ 11,510	$ 3,039